Borrowings and financial liabilities - Issuance of non convertible bonds and convertible notes to Kreos 2021 contract (Details) € / shares in Units, € in Thousands				12 Months Ended
	Nov. 19, 2021 EUR (€) tranche	Apr. 30, 2020 EUR (€) € / shares	Mar. 01, 2019 EUR (€)	Dec. 31, 2022 EUR (€) item € / shares shares	Dec. 31, 2021 EUR (€) € / shares	Jun. 30, 2021 EUR (€)	Sep. 10, 2018 EUR (€) installment item
Borrowings and financial liabilities
Amount of agreement	€ 10,000	€ 24,000				€ 32,000
Number of tranches | tranche	4
Proceeds from the issuance of convertible notes and non-convertible bonds	€ 677
Interest rate	9.50%
Number of monthly repayment installments | item				36
Warrants outstanding, end of period | shares				2,218,293
One Warrant Conversion Ratio				1.00%
Warrant Term		5 years		65 years
Exercise price per share | € / shares		€ 0.27		€ 0.56
Guarantee deposit related to the Kreos 2018 non-convertible bonds contract					€ 320
Decrease in value per option | € / shares				€ 0.00584	€ 0.35559
Non-convertible bonds to Kreos
Borrowings and financial liabilities
Amount of agreement	€ 7,750						€ 10,000
Number of tranches | item							4
Amount of Each Tranche							€ 2,500
Proceeds from the issuance of convertible notes and non-convertible bonds			€ 10,000
Interest rate				10.00%			10.00%
Number of monthly repayment installments | installment							36
Warrant Term				7 years
Exercise price per share | € / shares				€ 2.67
Convertible bonds to Kreos
Borrowings and financial liabilities
Interest rate				9.50%
Kreos Tranche 1
Borrowings and financial liabilities
Amount of Each Tranche	2,500
Kreos Tranche 2
Borrowings and financial liabilities
Amount of Each Tranche	3,000
Kreos Tranche 3
Borrowings and financial liabilities
Amount of Each Tranche	2,500
Kreos Tranche 4
Borrowings and financial liabilities
Amount of Each Tranche	€ 2,000
Non-Convertible bonds to Kreos 2021
Borrowings and financial liabilities
Decrease in equity due to buyback of warrants				€ 48
Nonconvertible bonds To Kreos 2018
Borrowings and financial liabilities
Guarantee deposit related to the Kreos 2018 non-convertible bonds contract				€ 0